Document and Entity Information	12 Months Ended
Feb. 29, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Oct 31, 2011
Registrant Name	LEGG MASON PARTNERS EQUITY TRUST
Central Index Key	0000880366
Amendment Flag	false
Document Creation Date	Aug 31, 2012
Document Effective Date	Aug 31, 2012
Prospectus Date	Feb 29, 2012

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED AUGUST 31, 2012

TO THE SUMMARY PROSPECTUS AND PROSPECTUS,

EACH DATED FEBRUARY 29, 2012, OF

LEGG MASON CLEARBRIDGE MID CAP CORE FUND

Prospectus

The following information amends the section labeled "Performance" in the fund's Prospectus:

Effective October 1, 2012, the fund will change its performance benchmark from the S&P Mid Cap 400 Index to the Russell Mid Cap Index. Management believes the Russell Mid Cap Index is a more appropriate benchmark for the fund since it is more widely used by institutional investors for evaluating mid cap portfolios and as a result will provide shareholders with a better tool for assessing the fund's success relative to its investment objective and comparable funds.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Supplement [Text Block]	impeq_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED AUGUST 31, 2012

TO THE SUMMARY PROSPECTUS AND PROSPECTUS,

EACH DATED FEBRUARY 29, 2012, OF

LEGG MASON CLEARBRIDGE MID CAP CORE FUND

Prospectus

The following information amends the section labeled "Performance" in the fund's Prospectus:

Effective October 1, 2012, the fund will change its performance benchmark from the S&P Mid Cap 400 Index to the Russell Mid Cap Index. Management believes the Russell Mid Cap Index is a more appropriate benchmark for the fund since it is more widely used by institutional investors for evaluating mid cap portfolios and as a result will provide shareholders with a better tool for assessing the fund's success relative to its investment objective and comparable funds.

Legg Mason ClearBridge Mid Cap Core Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	impeq_SupplementTextBlock

LEGG MASON PARTNERS EQUITY TRUST

SUPPLEMENT DATED AUGUST 31, 2012

TO THE SUMMARY PROSPECTUS AND PROSPECTUS,

EACH DATED FEBRUARY 29, 2012, OF

LEGG MASON CLEARBRIDGE MID CAP CORE FUND

Prospectus

The following information amends the section labeled "Performance" in the fund's Prospectus:

Effective October 1, 2012, the fund will change its performance benchmark from the S&P Mid Cap 400 Index to the Russell Mid Cap Index. Management believes the Russell Mid Cap Index is a more appropriate benchmark for the fund since it is more widely used by institutional investors for evaluating mid cap portfolios and as a result will provide shareholders with a better tool for assessing the fund's success relative to its investment objective and comparable funds.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LEGG MASON PARTNERS EQUITY TRUST
Prospectus Date	rr_ProspectusDate	Feb 29, 2012
Document Creation Date	dei_DocumentCreationDate	Aug 31, 2012